Schedule of current employee benefits (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Provisions [abstract]
Annual leave	$ 192,174
Long service leave	35,364
Gratuity — VIS Networks Private Limited	41,139
End-of-service benefits — VIS entities in the United Arab Emirates and Oman	37,234
Current employee benefits	$ 305,911